Average Annual Total Returns		12 Months Ended	30 Months Ended
	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Nasdaq-100 Index® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		55.13%	8.25%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.29%	7.15%
FT Vest Nasdaq-100 Buffer ETF - June
Prospectus [Line Items]
Average Annual Return, Percent		36.06%	7.92%
Performance Inception Date	Jun. 18, 2021
FT Vest Nasdaq-100 Buffer ETF - June | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		36.06%	7.92%
FT Vest Nasdaq-100 Buffer ETF - June | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		21.35%	6.12%